Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of financial assets [line items]
FVOCI Securities	$ 74,101	$ 64,515	$ 66,696
Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	72,633	63,313
Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,516	1,263
Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	48	61
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	74,101	64,515
Canadian federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	13,430	11,876
Canadian federal government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	81	72
Canadian federal government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3	4
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	13,508	11,944
Canadian Provincial And Municipal Governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,611	5,907
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	107	106
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,718	6,012
US federal Government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	21,940	15,363
US federal Government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	768	617
US federal Government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1	5
US federal Government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	22,707	15,975
US State Municipal And Agencies Debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,857	4,091
US State Municipal And Agencies Debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	92	74
US State Municipal And Agencies Debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2	4
US State Municipal And Agencies Debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,947	4,161
Other governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,043	7,179
Other governments [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	177	158
Other governments [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,220	7,335
National housing act mortgage backed securities [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,597	1,953
National housing act mortgage backed securities [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	18	18
National housing act mortgage backed securities [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1	1
National housing act mortgage backed securities [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,614	1,970
US agency MBS and CMO [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	13,968	11,966
US agency MBS and CMO [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	154	106
US agency MBS and CMO [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	40	42
US agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	14,082	12,030
Corporate debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,108	4,899
Corporate debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	117	110
Corporate debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1	2
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,224	5,007
Corporate equity [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	79	79
Corporate equity [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2	2
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 81	$ 81